Note 9 - Retirement Plans - Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2018 USD ($)
2019	$ 8,568
2020	9,201
2021	9,935
2022	10,586
2023	11,304
2024-2028	$ 66,955